Earnings Per Share (Tables)	12 Months Ended
Dec. 30, 2016
Earnings Per Share
Summary of reconciliations of basic and diluted EPS

	December 30,	December 25,	December 31,
($ in thousands, except per share amounts)	2016	2015	2014
Numerator - basic and diluted:
Net income (loss) from continuing operations	$121,471	$84,850	$(5,834)
Net (loss) income from discontinued operations	(245,725)	7,267	(312,768)
Net (loss) income	(124,254)	92,117	(318,602)
Less: income attributable to noncontrolling interests from continuing operations	(4,611)	(3,830)	(6,606)
Less: loss (income) attributable to noncontrolling interests from discontinued operations	143,903	(7,884)	143,671
Net income (loss) attributable to CH2M	15,038	80,403	(181,537)
Less: accrued dividends attributable to preferred stockholders	14,006	5,088	—
Less: income allocated to preferred stockholders - basic	152	4,279	—
Income (loss) available to common stockholders - basic and diluted	$880	$71,036	$(181,537)

Denominators:
Weighted-average common shares outstanding - basic	25,648	27,119	28,257
Dilutive effect of common stock equivalents	84	62	—
Diluted adjusted weighted-average common shares outstanding, assuming conversion of common stock equivalents	25,732	27,181	28,257

Basic net income (loss) from continuing operations per common share	$0.26	$2.64	$(0.44)
Basic net loss from discontinued operations per common share	(0.23)	(0.02)	(5.98)
Basic net income (loss) per common share	$0.03	$2.62	$(6.42)

Diluted net income (loss) from continuing operations per common share	$0.26	$2.63	$(0.44)
Diluted net loss from discontinued operations per common share	(0.23)	(0.02)	(5.98)
Diluted net income (loss) per common share	$0.03	$2.61	$(6.42)